FAIR VALUES (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial assets
Securities held-to-maturity	$ 350	$ 366
Accrued interest receivable	509	544
Financial liabilities
Non-interest-bearing deposits	18,936	17,367
Advances from borrowers for taxes	1,955	1,804
Level 1
Financial assets
Cash and cash equivalents	22,281	16,346
Financial liabilities
Non-interest-bearing deposits	18,936	17,367
Level 2
Financial assets
Securities held-to-maturity	350	366
Accrued interest receivable	30	20
Financial liabilities
Interest-bearing deposits	145,454	172,554
FHLB advances	17,488	22,646
Advances from borrowers for taxes	1,955	1,804
Accrued interest payable	36	46
Level 3
Financial assets
Loans, net (less impaired loans)	115,242	123,886
Accrued interest receivable	479	524
Total
Financial assets
Cash and cash equivalents	22,281	16,346
Securities held-to-maturity	350	366
Federal Home Loan Bank stock	1,768	1,657
Loans, net (less impaired loans)	115,242	123,886
Accrued interest receivable	509	544
Financial liabilities
Non-interest-bearing deposits	18,936	17,367
Interest-bearing deposits	145,454	172,554
FHLB advances	17,488	22,646
Advances from borrowers for taxes	1,955	1,804
Accrued interest payable	36	46
Carrying value
Financial assets
Cash and cash equivalents	22,281	16,346
Securities held-to-maturity	335	341
Federal Home Loan Bank stock	1,768	1,657
Loans, net (less impaired loans)	117,733	118,295
Accrued interest receivable	509	544
Financial liabilities
Non-interest-bearing deposits	18,936	17,367
Interest-bearing deposits	145,583	154,354
FHLB advances	17,000	22,000
Advances from borrowers for taxes	1,955	1,804
Accrued interest payable	$ 36	$ 46